Information by operating segment	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Information by operating segment

8.	Information by operating segment
8.1.	Net income by operating segment

Jan-Jun/2025
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	29,471	39,784	4,036	157	(31,338)	42,110
Intersegments	29,355	546	1,434	3	(31,338)	−
Third parties	116	39,238	2,602	154	-	42,110
Cost of sales	(13,398)	(37,364)	(2,269)	(138)	31,459	(21,710)
Gross profit (loss)	16,073	2,420	1,767	19	121	20,400
Income (expenses)	(2,584)	(1,605)	(1,693)	(1,893)	−	(7,775)
Selling expenses	-	(955)	(1,406)	(15)	-	(2,376)
General and administrative expenses	(30)	(183)	(58)	(637)	-	(908)
Exploration costs	(498)	-	-	-	-	(498)
Research and development expenses	(309)	(4)	(4)	(78)	-	(395)
Other taxes	(11)	(27)	(8)	(204)	-	(250)
Impairment (losses) reversals, net	(193)	(46)	(1)	-	-	(240)
Other income and expenses, net	(1,543)	(390)	(216)	(959)	-	(3,108)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	13,489	815	74	(1,874)	121	12,625
Net finance income	-	-	-	2,763	-	2,763
Results of equity-accounted investments	56	48	29	(4)	-	129
Net income before income taxes	13,545	863	103	885	121	15,517
Income taxes	(4,585)	(279)	(25)	165	(41)	(4,765)
Net income for the period	8,960	584	78	1,050	80	10,752
Attributable to:
Shareholders of Petrobras	8,961	584	60	1,023	80	10,708
Non-controlling interests	(1)	-	18	27	-	44

Jan-Jun/2024
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	31,745	44,251	4,620	158	(33,539)	47,235
Intersegments	31,565	551	1,419	4	(33,539)	−
Third parties	180	43,700	3,201	154	-	47,235
Cost of sales	(12,842)	(40,540)	(2,273)	(148)	32,552	(23,251)
Gross profit (loss)	18,903	3,711	2,347	10	(987)	23,984
Income (expenses)	(2,181)	(1,537)	(1,756)	(2,821)	−	(8,295)
Selling expenses	(1)	(1,089)	(1,497)	(14)	-	(2,601)
General and administrative expenses	(42)	(176)	(63)	(715)	-	(996)
Exploration costs	(309)	-	-	-	-	(309)
Research and development expenses	(288)	(2)	-	(86)	-	(376)
Other taxes	(829)	(28)	(9)	(222)	-	(1,088)
Impairment (losses) reversals, net	(4)	37	-	13	-	46
Other income and expenses, net	(708)	(279)	(187)	(1,797)	-	(2,971)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	16,722	2,174	591	(2,811)	(987)	15,689
Net finance expense	-	-	-	(8,808)	-	(8,808)
Results of equity-accounted investments	47	(381)	57	(4)	-	(281)
Net income / (loss) before income taxes	16,769	1,793	648	(11,623)	(987)	6,600
Income taxes	(5,687)	(739)	(200)	4,169	337	(2,120)
Net income (loss) for the period	11,082	1,054	448	(7,454)	(650)	4,480
Attributable to:
Shareholders of Petrobras	11,083	1,054	421	(7,470)	(650)	4,438
Non-controlling interests	(1)	-	27	16	-	42

Apr-Jun/2025
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	14,404	19,795	2,176	80	(15,418)	21,037
Intersegments	14,343	256	817	2	(15,418)	−
Third parties	61	19,539	1,359	78	-	21,037
Cost of sales	(6,601)	(18,586)	(1,144)	(70)	15,376	(11,025)
Gross profit (loss)	7,803	1,209	1,032	10	(42)	10,012
Income (expenses)	(1,846)	(869)	(914)	(1,034)	−	(4,663)
Selling expenses	-	(518)	(751)	(17)	-	(1,286)
General and administrative expenses	(26)	(96)	(32)	(310)	-	(464)
Exploration costs	(185)	-	-	-	-	(185)
Research and development expenses	(147)	(3)	(2)	(41)	-	(193)
Other taxes	(7)	(14)	(6)	(100)	-	(127)
Impairment (losses) reversals, net	(139)	(50)	(1)	-	-	(190)
Other income and expenses, net	(1,342)	(188)	(122)	(566)	-	(2,218)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	5,957	340	118	(1,024)	(42)	5,349
Net finance expense	-	-	-	1,015	-	1,015
Results of equity-accounted investments	42	(7)	17	(5)	-	47
Net income / (loss) before income taxes	5,999	333	135	(14)	(42)	6,411
Income taxes	(2,025)	(116)	(39)	512	14	(1,654)
Net income (loss) for the period	3,974	217	96	498	(28)	4,757
Attributable to:
Shareholders of Petrobras	3,974	217	88	483	(28)	4,734
Non-controlling interests	−	−	8	15	−	23

Apr-Jun/2024
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Eliminations	Total
Sales revenues	15,668	22,061	2,198	80	(16,540)	23,467
Intersegments	15,591	248	699	2	(16,540)	−
Third parties	77	21,813	1,499	78	-	23,467
Cost of sales	(6,228)	(20,557)	(1,096)	(74)	16,215	(11,740)
Gross profit (loss)	9,440	1,504	1,102	6	(325)	11,727
Income (expenses)	(1,551)	(701)	(867)	(1,903)	−	(5,022)
Selling expenses	-	(538)	(729)	(1)	-	(1,268)
General and administrative expenses	(22)	(92)	(35)	(400)	-	(549)
Exploration costs	(174)	-	-	-	-	(174)
Research and development expenses	(149)	-	-	(44)	-	(193)
Other taxes	(809)	(21)	(4)	(114)	-	(948)
Impairment (losses) reversals, net	-	37	-	-	-	37
Other income and expenses, net	(397)	(87)	(99)	(1,344)	-	(1,927)
Income (loss) before net finance expense, results of equity-accounted investments and income taxes	7,889	803	235	(1,897)	(325)	6,705
Net finance expense	-	-	-	(6,869)	-	(6,869)
Results of equity-accounted investments	30	(251)	36	(3)	-	(188)
Net income / (loss) before income taxes	7,919	552	271	(8,769)	(325)	(352)
Income taxes	(2,682)	(273)	(80)	2,951	111	27
Net income (loss) for the period	5,237	279	191	(5,818)	(214)	(325)
Attributable to:
Shareholders of Petrobras	5,237	279	179	(5,825)	(214)	(344)
Non-controlling interests	-	-	12	7	-	19

Other income and expenses, net by segment
Jan-Jun/2025
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Stoppages for asset maintenance and pre-operating expenses	(1,113)	(127)	(47)	(8)	(1,295)
Equalization of expenses - Production Individualization Agreements	(676)	-	-	-	(676)
Pension and medical benefits - retirees	-	-	-	(639)	(639)
Variable compensation programs	(271)	(138)	(31)	(155)	(595)
Losses with legal, administrative and arbitration proceedings	(106)	(67)	(30)	(123)	(326)
Collective bargaining agreement	(99)	(42)	(10)	(63)	(214)
Results from co-participation agreements in bid areas	50	-	-	-	50
Results on disposal/write-offs of assets	14	-	16	41	71
Results of non-core activities	222	(5)	1	6	224
Early termination and changes to cash flow estimates of leases	300	(4)	1	4	301
Others	136	(7)	(116)	(22)	(9)
Total	(1,543)	(390)	(216)	(959)	(3,108)

Other income and expenses, net by segment
Jan-Jun/2024
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Pension and medical benefits - retirees	-	-	-	(1,602)	(1,602)
Stoppages for asset maintenance and pre-operating expenses	(1,256)	(53)	(33)	(10)	(1,352)
Losses with legal, administrative and arbitration proceedings	(188)	(173)	(36)	(124)	(521)
Variable compensation programs	(203)	(128)	(26)	(133)	(490)
Equalization of expenses - Production Individualization Agreements	(24)	-	-	-	(24)
Collective bargaining agreement	(1)	(6)	-	(1)	(8)
Results from co-participation agreements in bid areas	103	-	-	-	103
Results of non-core activities	120	(16)	10	8	122
Early termination and changes to cash flow estimates of leases	142	5	1	(2)	146
Results on disposal/write-offs of assets	237	68	23	(42)	286
Others	362	24	(126)	109	369
Total	(708)	(279)	(187)	(1,797)	(2,971)

Other income and expenses, net by segment
Apr-Jun/2025
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Equalization of expenses - Production Individualization Agreements	(672)	-	-	-	(672)
Stoppages for asset maintenance and pre-operating expenses	(600)	(29)	(27)	(4)	(660)
Pension and medical benefits - retirees	-	-	-	(324)	(324)
Variable compensation programs	(137)	(74)	(16)	(78)	(305)
Collective bargaining agreement	(99)	(42)	(10)	(63)	(214)
Gains (losses) with legal, administrative and arbitration proceedings	6	(38)	(28)	(65)	(125)
Results from co-participation agreements in bid areas	(20)	-	-	-	(20)
Results on disposal/write-offs of assets	(18)	1	14	17	14
Results of non-core activities	120	3	-	3	126
Early termination and changes to cash flow estimates of leases	149	(3)	-	(2)	144
Others	(71)	(6)	(55)	(50)	(182)
Total	(1,342)	(188)	(122)	(566)	(2,218)

Other income and expenses, net by segment
Apr-Jun/2024
	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total
Pension and medical benefits - retirees	-	-	-	(1,293)	(1,293)
Stoppages for asset maintenance and pre-operating expenses	(649)	(27)	(18)	(6)	(700)
Losses with legal, administrative and arbitration proceedings	(104)	(77)	(32)	(27)	(240)
Variable compensation programs	(99)	(60)	(13)	(63)	(235)
Equalization of expenses - Production Individualization Agreements	(14)	-	-	-	(14)
Collective bargaining agreement	-	(6)	-	-	(6)
Results from co-participation agreements in bid areas	55	-	-	-	55
Early termination and changes to cash flow estimates of leases	75	3	2	(3)	77
Results of non-core activities	64	12	4	3	83
Results on disposal/write-offs of assets	100	43	4	(23)	124
Others	175	25	(46)	68	222
Total	(397)	(87)	(99)	(1,344)	(1,927)

The amount of depreciation, depletion and amortization by segment is set forth as follows:

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total

Jan-Jun/2025	5,317	1,288	264	75	6,944
Jan-Jun/2024	4,856	1,285	294	65	6,500

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Total

Apr-Jun/2025	2,836	691	131	39	3,697
Apr-Jun/2024	2,326	637	141	34	3,138

8.2.	Assets by operating segment

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas and Low Carbon Energies (G&LCE)	Corporate and other businesses	Elimina-tions	Total

Consolidated assets by operating segment - 06.30.2025

Current assets	3,086	10,172	487	15,505	(4,354)	24,896
Non-current assets	149,107	21,280	5,305	14,708	−	190,400
Long-term receivables	8,599	2,643	152	12,169	−	23,563
Investments	337	198	176	67	−	778
Property, plant and equipment	138,354	18,296	4,897	2,080	−	163,627
Operating assets	108,932	16,361	4,314	1,491	−	131,098
Under construction	29,422	1,935	583	589	−	32,529
Intangible assets	1,817	143	80	392	−	2,432
Total Assets	152,193	31,452	5,792	30,213	(4,354)	215,296

Consolidated assets by operating segment - 12.31.2024

Current assets	2,697	9,017	379	13,923	(4,180)	21,836
Non-current assets	122,854	18,708	4,881	13,366	−	159,809
Long-term receivables	7,056	2,217	91	11,246	−	20,610
Investments	299	114	182	64	−	659
Property, plant and equipment	113,761	16,257	4,541	1,726	−	136,285
Operating assets	91,895	14,828	3,936	1,242	−	111,901
Under construction	21,866	1,429	605	484	−	24,384
Intangible assets	1,738	120	67	330	−	2,255
Total Assets	125,551	27,725	5,260	27,289	(4,180)	181,645